Offerings	Jul. 23, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units each consisting of:
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01 per share or Pre-funded Warrants to purchase Common Shares
Maximum Aggregate Offering Price	$ 6,900,000.00
Amount of Registration Fee	$ 952.89
Offering Note	(1) Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act. Pursuant to Rule 416, there are also being registered such indeterminable additional securities as may be issued or resold to prevent dilution as a result of stock splits, stock dividends, recapitalizations, combinations, or similar transactions. (2) In accordance with Rule 457(g) under the Securities Act, no separate registration fee is required with respect to the warrants registered hereby. (3) The proposed maximum aggregate offering price of the Common Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the Common Shares and pre-funded warrants (including the Common Shares issuable upon exercise of the pre-funded warrants) if any, is $6,900,000. (4) The registrant may issue pre-funded warrants to purchase Common Shares in the offering. The purchase price of each unit including a pre-funded warrant will equal the price per Unit including one Common Share, minus $0.01, and the exercise price of each pre-funded warrant will be $0.01 per Common Share.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class F Warrants to purchase Common Shares
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rule 457(g) under the Securities Act, no separate registration fee is required with respect to the warrants registered hereby.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares issuable upon exercise of the Class F Warrants
Maximum Aggregate Offering Price	$ 6,900,000.00
Amount of Registration Fee	$ 952.89
Offering Note	Based on an assumed per-share exercise price for the Class F Warrants of 100% of the public offering price per unit in this offering.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares issuable upon exercise of the Pre-funded Warrants
Amount of Registration Fee	$ 0.00
Offering Note	(1) The proposed maximum aggregate offering price of the Common Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the Common Shares and pre-funded warrants (including the Common Shares issuable upon exercise of the pre-funded warrants) if any, is $6,900,000. (2) The registrant may issue pre-funded warrants to purchase Common Shares in the offering. The purchase price of each unit including a pre-funded warrant will equal the price per Unit including one Common Share, minus $0.01, and the exercise price of each pre-funded warrant will be $0.01 per Common Share.